Investments (Narrative) (Detail)		1 Months Ended					3 Months Ended		12 Months Ended
		Sep. 30, 2018 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 USD ($)	May 31, 2016 USD ($)	Sep. 30, 2014 Member mi	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity in earnings on investments										$ 197,000,000	$ 14,000,000	$ 111,000,000
Distributions received from investment										209,000,000	419,000,000	104,000,000
Carrying amount of investment that exceeded share of underlying equity							$ 161,000,000	$ 249,000,000		161,000,000	249,000,000
Equity method investment goodwill							176,000,000	73,000,000		176,000,000	73,000,000
Equity in earnings on investments										197,000,000	(18,000,000)	111,000,000
Additional membership percentage interest purchased				3.00%
Payment for purchase of equity interest				$ 14,000,000
Revenue												7,348,000,000
Other receivables	[1]						331,000,000	126,000,000		331,000,000	126,000,000
Contributions to equity method affiliates										428,000,000	370,000,000	198,000,000
Impairment charge										403,000,000	15,000,000	4,000,000
Liabilities, other deferred credits and other liabilities							$ 17,075,000,000	16,631,000,000		17,075,000,000	16,631,000,000
Blue Racer
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage of limited partner interests							50.00%
Catalyst Old River Hydroelectric Limited Partnership
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage of limited partner interests		25.00%
Finite Lived Equity Method Investment Basis Difference
Schedule of Equity Method Investments [Line Items]
Carrying amount of investment that exceeded share of underlying equity							$ 146,000,000	15,000,000		146,000,000	15,000,000
Dominion Energy Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Equity in earnings on investments										54,000,000	47,000,000	44,000,000
Other receivables							18,000,000	15,000,000		18,000,000	15,000,000
Impairment charge							219,000,000			163,000,000	15,000,000
Liabilities, other deferred credits and other liabilities							2,213,000,000	1,901,000,000		2,213,000,000	1,901,000,000
Dominion Energy Gas Holdings, LLC | Partnership Interest
Schedule of Equity Method Investments [Line Items]
Distributions received from investment										64,000,000	55,000,000	47,000,000
Carrying amount of investment that exceeded share of underlying equity							146,000,000	146,000,000		146,000,000	146,000,000
Equity in earnings on investments										54,000,000	47,000,000	44,000,000
Trading Securities
Schedule of Equity Method Investments [Line Items]
Rabbi trust securities							$ 111,000,000	112,000,000		111,000,000	112,000,000
Other Income | Dominion Energy Gas Holdings, LLC | Partnership Interest
Schedule of Equity Method Investments [Line Items]
Percentage of non-controlling partnership interest sold					0.65%
Sales price of non-controlling partnership interest					$ 7,000,000
Amount of gain from sale					5,000,000
Amount of after tax gain from sale					$ 3,000,000
Atlantic Coast Pipeline
Schedule of Equity Method Investments [Line Items]
Distributions received from investment										36,000,000	270,000,000
Contributions to equity method affiliates										$ 414,000,000	310,000,000	184,000,000
Ownership percentage							48.00%			48.00%
Atlantic Coast Pipeline | Scenario, Forecast
Schedule of Equity Method Investments [Line Items]
Project cost estimates increase									$ 250,000,000
Atlantic Coast Pipeline | DETI
Schedule of Equity Method Investments [Line Items]
Revenue										$ 203,000,000	129,000,000	$ 95,000,000
Other receivables							$ 13,000,000	12,000,000		$ 13,000,000	12,000,000
Atlantic Coast Pipeline | Minimum | Scenario, Forecast
Schedule of Equity Method Investments [Line Items]
Project cost estimates									7,250,000,000
Atlantic Coast Pipeline | Maximum | Scenario, Forecast
Schedule of Equity Method Investments [Line Items]
Project cost estimates									$ 7,750,000,000
Atlantic Coast Pipeline | Previous Minimum
Schedule of Equity Method Investments [Line Items]
Project cost estimates							6,000,000.0
Atlantic Coast Pipeline | Current Minimum
Schedule of Equity Method Investments [Line Items]
Project cost estimates							7,000,000.0
Atlantic Coast Pipeline | Previous Maximum
Schedule of Equity Method Investments [Line Items]
Project cost estimates							6,500,000
Atlantic Coast Pipeline | Current Maximum
Schedule of Equity Method Investments [Line Items]
Project cost estimates							$ 7,500,000
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution
Schedule of Equity Method Investments [Line Items]
Ownership interest (percentage)							48.00%			48.00%
Length of natural gas pipeline (in miles) | mi						600
Number of members | Member						3
Duration of contract						20 years
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution | Duke Energy
Schedule of Equity Method Investments [Line Items]
Ownership interest (percentage)							47.00%			47.00%
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution | Southern Company Gas
Schedule of Equity Method Investments [Line Items]
Ownership interest (percentage)							5.00%			5.00%
Blue Racer
Schedule of Equity Method Investments [Line Items]
Amount of gain from sale							$ 546,000,000
Amount of after tax gain from sale							390,000,000
Up-front cash consideration							1,050,000,000.00
Additional deferred consideration, subject to increase for interest cost effective payable upon purchaser's availability of cash							$ 150,000,000
Aggregate amount of contingent consideration, maximum													$ 300,000,000
Ownership percentage							50.00%			50.00%
Blue Racer | Oil and Gas Properties
Schedule of Equity Method Investments [Line Items]
Amount paid to repurchase portion of Western System from Blue Racer			$ 10,000,000
NedPower Mount Storm LLC
Schedule of Equity Method Investments [Line Items]
Liabilities, other deferred credits and other liabilities								17,000,000			$ 17,000,000
NedPower Mount Storm LLC | Property, Plant and Equipment
Schedule of Equity Method Investments [Line Items]
Impairment charge								126,000,000
Impairment charge, after tax								$ 76,000,000
Fowler I Holdings LLC
Schedule of Equity Method Investments [Line Items]
Impairment charge							$ 32,000,000
Impairment charge, after tax							20,000,000
Fair value of investment							$ 81,000,000			$ 81,000,000
Ownership percentage							50.00%			50.00%
Catalyst Old River Hydroelectric Limited Partnership
Schedule of Equity Method Investments [Line Items]
Limited partnership interest sale transaction, proceeds received		$ 91,000,000
Catalyst Old River Hydroelectric Limited Partnership | Other Income
Schedule of Equity Method Investments [Line Items]
Amount of gain from sale		87,000,000
Amount of after tax gain from sale		$ 63,000,000
Iroquois
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[2]						50.00%			50.00%
Iroquois | Dominion Energy Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage							50.00%			50.00%
Iroquois | Dominion Energy Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage							100.00%	100.00%		100.00%	100.00%
White River Hub LLC | Dominion Energy Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage							100.00%	100.00%		100.00%	100.00%

[1]	See Note 9 for amounts attributable to related parties.
[2]	Comprised of Dominion Energy Midstream’s interest of 25.93% and Dominion Energy Gas’ interest of 24.07%. See Note 15 for more information.